Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from contracts with customers [Abstract]
Schedule of the Groups' Revenue from Contracts with Customers
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the years ended 31 December 2025, 2024, and 2023:

	2025	2024	2023
Product and service revenue (point in time revenue recognition)	276,271	273,472	48,699
License revenue (point in time revenue recognition)	110,982	75,813	7,775
Performance revenue (point in time revenue recognition)	48,959	42,391	4,402
Development and other service revenue (over time revenue recognition)	150,109	98,006	30,558
	586,321	489,682	91,434

Schedule of Reconciliation of Contract Assets and Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
31 December 2023	46,049	132,444
Contract asset additions	133,756	—
Amounts transferred to trade receivables	(88,564)	—
Derecognition of contract liability	—	(331)
Customer prepayments	—	51,255
Revenue recognized	—	(82,454)
Foreign currency adjustment	(1,227)	(4,213)
31 December 2024	90,014	96,701
Contract asset additions	153,918	—
Amounts transferred to trade receivables	(58,878)	—
Derecognition of contract liability	—	(4,157)
Customer prepayments	—	42,067
Revenue recognized	—	(107,173)
Foreign currency adjustment	2,320	8,426
31 December 2025	187,374	35,864